Loans Payable (Details) - Schedule of Loans Payable - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule of Loans Payable [Abstract]
Loan payable	$ 2,545,615	$ 493,159
Non-current loan payable		2,113,539
Total	$ 2,545,615	$ 2,606,698	$ 2,606,698